Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2025 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(15.59%)
Since Inception	2.72%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNL
Average Annual Return:
Past 1 year	(14.96%)
Since Inception	2.60%	[1]

[1]	AFrom August 1, 2019.